Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019.0
Changes during the period	0.0
At the end of the previous year	2,019.0
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736
Changes during the period	$ (4)	$ (9)
At the end of the previous year	62.5
Changes during the period	(2.6)
At the end of the current year	59.9
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (6,549)
Changes during the period	279	$ 2,431
At the end of the current year	(6,270)
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(2,383)
Changes during the period	(173)
At the end of the current year	$ (2,556)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	1,693.0
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	326.0